Summary of Significant Accounting Policies - Changes to Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Interest and similar income, net	$ 4,325,737	$ 4,175,469	$ 3,955,659
Total Revenue	5,815,307	5,490,152	7,595,327
Benefits and expenses:
General and administrative expenses	695,949	637,328	675,176
Total benefits and expenses	4,671,973	4,646,790	7,415,139
Net income	$ 1,143,334	843,362	180,188
As Originally Reported
Revenue:
Interest and similar income, net		4,180,103	3,957,298
Total Revenue		5,494,786	7,596,966
Benefits and expenses:
General and administrative expenses		641,962	676,815
Total benefits and expenses		4,651,424	7,416,778
Net income		843,362	180,188
Restatement Adjustment
Revenue:
Interest and similar income, net		(4,634)	(1,639)
Total Revenue		(4,634)	(1,639)
Benefits and expenses:
General and administrative expenses		(4,634)	(1,639)
Total benefits and expenses		$ (4,634)	$ (1,639)